Derivatives (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	8,856,919	38,611	127,897	2,187	130,084	122,431	247	122,678
Interest rate	15,558,726	237,907	220,316	3,620	223,936	220,007	1,181	221,188
Equities	573,332	—	11,919	—	11,919	10,843	—	10,843
Credit	199,195	—	3,255	—	3,255	3,321	—	3,321
Commodity and other	102,053	—	1,815	—	1,815	1,525	—	1,525
Gross total fair values	25,290,225	276,518	365,202	5,807	371,009	358,127	1,428	359,555
Offset					(108,086)			(108,086)
At 30 Jun 2022	25,290,225	276,518	365,202	5,807	262,923	358,127	1,428	251,469

Foreign exchange	7,723,034	43,839	79,801	1,062	80,863	77,670	207	77,877
Interest rate	14,470,539	162,921	151,631	1,749	153,380	146,808	966	147,774
Equities	659,142	—	12,637	—	12,637	14,379	—	14,379
Credit	190,724	—	2,175	—	2,175	3,151	—	3,151
Commodity and other	74,159	—	1,205	—	1,205	1,261	—	1,261
Gross total fair values	23,117,598	206,760	247,449	2,811	250,260	243,269	1,173	244,442
Offset					(53,378)			(53,378)
At 31 Dec 2021	23,117,598	206,760	247,449	2,811	196,882	243,269	1,173	191,064

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2022		At 31 Dec 2021
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	12,150	4	17,930	4
Interest rate	100,673	137,234	72,365	90,556
Total	112,823	137,238	90,295	90,560

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[3]
	€[1]	£	$	Other[2]	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	9,094	—	7,903	10,461	27,458	109,776	137,234
Cash flow hedges	6,342	—	100	21,058	27,500	73,173	100,673
At 30 Jun 2022	15,436	—	8,003	31,519	54,958	182,949	237,907

Fair value hedges	6,178	—	18,525	6,615	31,318	59,238	90,556
Cash flow hedges	7,954	—	100	8,632	16,686	55,679	72,365
At 31 Dec 2021	14,132	—	18,625	15,247	48,004	114,917	162,921
1    The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are ‘Fair value hedges’ of $9,094m (31 December 2021: $6,178m) and ‘Cash flow hedges’ of $6,342m (31 December 2021: $7,954m).
2    Other benchmarks impacted by Ibor reform comprise mainly of Canadian dollar offered rate (‘CDOR’), Hong Kong interbank offered rate (‘HIBOR’) and Mexican interbank equilibrium interest rate (‘TIIE’) related derivatives.
3    The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2022		At 31 Dec 2021
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	1,039,130	(10,774)	1,057,231	(11,417)
– personal	463,621	(2,918)	478,337	(3,103)
– corporate and commercial	509,566	(7,684)	513,539	(8,204)
– non-bank financial institutions	65,943	(172)	65,355	(110)
Loans and advances to banks at amortised cost	96,481	(52)	83,153	(17)
Other financial assets measured at amortised cost	950,007	(281)	880,351	(193)
– cash and balances at central banks	363,613	(5)	403,022	(4)
– items in the course of collection from other banks	8,073	—	4,136	—
– Hong Kong Government certificates of indebtedness	43,866	—	42,578	—
– reverse repurchase agreements – non-trading	244,451	—	241,648	—
– financial investments	154,294	(75)	97,364	(62)
– prepayments, accrued income and other assets[2]	135,710	(201)	91,603	(127)
Total gross carrying amount on-balance sheet	2,085,618	(11,107)	2,020,735	(11,627)
Loans and other credit-related commitments	633,091	(337)	627,637	(379)
– personal	237,077	(30)	239,685	(39)
– corporate and commercial	263,452	(291)	283,625	(325)
– financial	132,562	(16)	104,327	(15)
Financial guarantees	17,586	(42)	27,795	(62)
– personal	1,120	—	1,130	—
– corporate and commercial	12,393	(41)	22,355	(58)
– financial	4,073	(1)	4,310	(4)
Total nominal amount off-balance sheet[3]	650,677	(379)	655,432	(441)
	2,736,295	(11,486)	2,676,167	(12,068)

	Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	274,765	(120)	347,203	(96)
1    Total ECL is recognised in the loss allowance for the financial asset unless total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 104, includes both financial and non-financial assets. The 30 June 2022 balances include $1,918m gross carrying amounts (31 December 2021: $2,424m) and $133m allowances for ECL (31 December 2021: $39m) related to assets held for sale under business disposals as disclosed in Note 15 ‘Business acquisitions and disposals’ on page 127.
3    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
4    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change for expected credit losses and other credit impairment charges’ in the income statement.
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
	Half-year to
	30 Jun	30 Jun	31 Dec
	2022	2021	2021
	$m	$m	$m
Unamortised balance at beginning of period	106	104	120
Deferral on new transactions	100	187	124
Recognised in the income statement during the period	(99)	(172)	(136)
– amortisation	(61)	(89)	(88)
– subsequent to unobservable inputs becoming observable	—	(3)	(1)
– maturity, termination or offsetting derivative	(38)	(80)	(47)
Exchange differences	(8)	1	(2)
Unamortised balance at end of period[1]	99	120	106
1 This amount is yet to be recognised in the consolidated income statement.